Risk Report - Collateral obtained during the reporting periods (Detail) - EUR (€) € in Millions	Dec. 31, 2018		Dec. 31, 2017
Collateral Obtained [Abstract]
Commercial real estate	€ 7		€ 9
Residential real estate	57	[1]	63	[2]
Other	0		0
Total collateral obtained during the reporting period	€ 64		€ 72

[1]	Carrying amount of foreclosed residential real estate properties amounted to EUR62million as of December 31, 2018 and EUR67million as of December 31, 2017.
[2]	Carrying amount of foreclosed residential real estate properties amounted to EUR 67 million as of December 31, 2017.